Income Taxes (Detail 1)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
Statutory federal income tax rate	34.00%	34.00%
State income taxes (net of federal benefit)	0.00%	5.83%
Loss on extinguishment of notes	0.00%	(12.44%)
Stock compensation	(1.37%)	(0.31%)
Other permanent differences	(0.04%)	0.11%
True ups	(10.20%)	12.30%
Change in valuation allowance	(22.27%)	(39.50%)
Total	0.12%	(0.01%)